Note 15 - Voyage Expenses and Vessel Operating Expenses (Detail) - Voyage Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage expenses	$ 12,703,750	$ 17,829,220	$ 13,680,008
Port Expenses [Member]
Voyage expenses	1,749,565	2,221,470	2,652,235
Bunkers [Member]
Voyage expenses	7,253,583	11,554,144	7,868,829
Commissions [Member]
Voyage expenses	3,304,220	3,272,922	3,009,512
Other Voyage Expenses [Member]
Voyage expenses	$ 396,382	$ 780,684	$ 149,432